UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22438

Voya Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets High Dividend Equity Fund

The schedules are not audited.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 92.3%
	Brazil: 4.9%
415,807	BB Seguridade Participacoes SA	$2,909,717	1.6
256,215	Cia Hering	1,168,225	0.7
282,944	Engie Brasil Energia SA	2,810,408	1.6
240,621	Totvs S.A.	1,812,387	1.0
		8,700,737	4.9

	Chile: 1.2%
10,967,979	Enel Americas SA	2,112,292	1.2

	China: 32.8%
2,828,000	Bank of China Ltd. - H Shares	1,476,761	0.8
598,500	Beijing Enterprises Holdings Ltd.	3,291,201	1.9
5,712,000	China Construction Bank - H Shares	5,749,248	3.2
1,622,000	China Life Insurance Co., Ltd. - H Shares	4,519,949	2.5
474,000	China Mobile Ltd.	4,243,435	2.4
890,000	China Overseas Land & Investment Ltd.	2,957,275	1.7
611,832	China Resources Gas Group Ltd.	2,314,447	1.3
784,000	China Resources Land Ltd.	2,865,677	1.6
1,812,000	China State Construction International Holdings Ltd.	2,232,386	1.3
3,556,000	CNOOC Ltd.	5,999,841	3.4
2,695,171	COSCO Shipping Ports, Ltd.	2,590,475	1.5
340,500	Hengan International Group Co., Ltd.	3,235,780	1.8
5,246,592	Industrial & Commercial Bank of China - H Shares	4,333,570	2.4
3,168,000	Lenovo Group Ltd.	1,672,833	0.9
6,212,000	PetroChina Co., Ltd. - H Shares	5,121,221	2.9
866,000	Shanghai Industrial Holdings Ltd.	2,295,242	1.3
1,119,219	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	3,443,926	1.9
		58,343,267	32.8

	Hong Kong: 3.1%
367,059	AIA Group Ltd.	3,350,332	1.9
211,000	CLP Holdings Ltd.	2,215,419	1.2
		5,565,751	3.1

	India: 8.4%
678,359	Coal India Ltd.	2,975,608	1.7
58,294	Hero Motocorp Ltd.	3,059,936	1.7
90,612	Infosys Ltd. ADR	1,648,232	0.9
695,782	ITC Ltd.	2,797,987	1.6
1,189,606	NTPC Ltd.	2,952,964	1.7

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
137,447		Tech Mahindra Ltd.	$1,450,216	0.8
			14,884,943	8.4

		Indonesia: 0.8%
2,489,700		Semen Indonesia Persero Tbk PT	1,500,608	0.8

		Macau: 2.5%
3,081,000		SJM Holdings Ltd.	4,400,605	2.5

		Malaysia: 2.4%
1,647,100		CIMB Group Holdings Bhd	2,439,998	1.3
4,516,300		IJM Corp. Bhd	1,921,653	1.1
			4,361,651	2.4

		Mexico: 4.5%
2,298,498		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	3,005,559	1.7
1,174,556		Kimberly-Clark de Mexico SA de CV	1,965,186	1.1
330,455		Promotora y Operadora de Infraestructura SAB de CV	2,966,774	1.7
			7,937,519	4.5

		Russia: 2.5%
28,655	(1)	Magnit OJSC	2,346,160	1.3
277,145	(1)	MegaFon PJSC	2,100,093	1.2
			4,446,253	2.5

		Singapore: 1.1%
1,578,000		First Resources Ltd.	1,918,843	1.1

		South Africa: 4.0%
1,326,402		Growthpoint Properties Ltd.	2,834,103	1.6
125,696		Nedbank Group Ltd.	2,697,262	1.5
2,562,683	(1)	PPC Ltd.	1,623,771	0.9
			7,155,136	4.0

		South Korea: 12.7%
68,471		Hana Financial Group, Inc.	2,638,940	1.5
84,967		Kangwon Land, Inc.	2,115,142	1.2
75,578		KT Corp.	1,892,174	1.1
78,742		LG Display Co., Ltd.	1,620,458	0.9
6,599		POSCO	2,088,775	1.2
108,295		Samsung Electronics Co., Ltd.	5,085,274	2.8
12,242		Samsung Fire & Marine Insurance Co. Ltd.	2,842,840	1.6
106,066		Shinhan Financial Group Co., Ltd.	4,329,330	2.4
			22,612,933	12.7

		Taiwan: 8.9%
203,000		Catcher Technology Co., Ltd.	2,353,253	1.3

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: (continued)
1,686,000	Cathay Financial Holding Co., Ltd.	$3,005,448	1.7
547,000	HON HAI Precision Industry Co., Ltd.	1,560,618	0.9
1,694,000	Quanta Computer, Inc.	2,989,651	1.7
782,464	Taiwan Semiconductor Manufacturing Co., Ltd.	5,842,265	3.3
		15,751,235	8.9

	Turkey: 0.9%
3,416,041	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,561,924	0.9

	United Arab Emirates: 1.6%
1,519,111	Abu Dhabi Commercial Bank PJSC	2,907,409	1.6

	Total Common Stock
	(Cost $166,265,230)	164,161,106	92.3

PREFERRED STOCK: 4.3%
	Brazil: 1.7%
246,195	Telefonica Brasil SA	3,007,981	1.7

	South Korea: 2.6%
122,417	Samsung Electronics Co., Ltd.	4,578,702	2.6

	Total Preferred Stock
	(Cost $6,318,697)	7,586,683	4.3

	Total Long-Term Investments
	(Cost $172,583,927)	171,747,789	96.6

SHORT-TERM INVESTMENTS: 2.9%
	Mutual Funds: 2.9%
5,207,146	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.640%
	(Cost $5,207,146)	5,207,146	2.9

	Total Short-Term Investments
	(Cost $5,207,146)	5,207,146	2.9

	Total Investments in Securities (Cost $177,791,073)	$176,954,935	99.5
	Assets in Excess of Other Liabilities	866,671	0.5
	Net Assets	$177,821,606	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of May 31, 2018.

Sector Diversification	Percentage of Net Assets
Financials	25.7%
Information Technology	17.1
Utilities	8.9%

Energy	8.0
Industrials	6.9
Consumer Staples	6.9
Telecommunication Services	6.4
Consumer Discretionary	6.1
Real Estate	5.8
Materials	2.9
Health Care	1.9
Short-Term Investments	2.9
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Common Stock
Brazil	$8,700,737	$–	$–	$8,700,737
Chile	2,112,292	–	–	2,112,292
China	–	58,343,267	–	58,343,267
Hong Kong	–	5,565,751	–	5,565,751
India	1,648,232	13,236,711	–	14,884,943
Indonesia	–	1,500,608	–	1,500,608
Macau	–	4,400,605	–	4,400,605
Malaysia	–	4,361,651	–	4,361,651
Mexico	7,937,519	–	–	7,937,519
Russia	–	4,446,253	–	4,446,253
Singapore	–	1,918,843	–	1,918,843
South Africa	2,834,103	4,321,033	–	7,155,136
South Korea	–	22,612,933	–	22,612,933
Taiwan	–	15,751,235	–	15,751,235
Turkey	–	1,561,924	–	1,561,924
United Arab Emirates	2,907,409	–	–	2,907,409
Total Common Stock	26,140,292	138,020,814	–	164,161,106
Preferred Stock	3,007,981	4,578,702	–	7,586,683
Short-Term Investments	5,207,146	–	–	5,207,146
Total Investments, at fair value	$34,355,419	$142,599,516	$–	$176,954,935
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(162,880)	$–	$(162,880)
Total Liabilities	$–	$(162,880)	$–	$(162,880)

(1)	For the period ended May 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At May 31, 2018, securities valued at $6,185,319 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2018, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

iShares MSCI Emerging Markets ETF	Societe Generale	Call	06/01/18	46.569	USD	390,200	17,828,238	$322,481	$(340)
iShares MSCI Emerging Markets ETF	Morgan Stanley & International PLC	Call	06/15/18	46.162	USD	385,500	17,613,495	335,655	(162,540)
								$658,136	$(162,880)

Currency Abbreviations
USD	-	United States Dollar

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type	Fair Value

Equity contracts	Written options	$162,880
Total Liability Derivatives		$162,880

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2018:

	Morgan Stanley & Co. International PLC	Societe Generale	Totals
Liabilities:
Written options	$162,540	$340	$162,880
Total Liabilities	$162,540	$340	$162,880

Net OTC derivative instruments by counterparty, at fair value	$(162,540)	$(340)	(162,880)

Total collateral pledged by the Fund/(Received from counterparty)	$162,540	$340	$162,880

Net Exposure(1)(2)	$-	$-	$-

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.
(2)	At May 31, 2018, the Fund had pledged $400,000 and $40,000 in cash collateral to Morgan Stanley & Co. International PLC and Societe Generale, respectively. Excess cash collateral is not shown for financial reporting purposes.

At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $178,286,792.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$17,278,653
Gross Unrealized Depreciation	(18,429,032)

Net Unrealized Depreciation	$(1,150,379)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Emerging Markets High Dividend Equity Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	July 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 26, 2018